As filed with the U.S. Securities and Exchange Commission on April 29, 2024

Registration No. 333-236446

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

SEC File No 811-4834

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 POST EFFECTIVE AMENDMENT NO. 7	☒
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 AMENDMENT NO. 187	☒

John Hancock Life Insurance Company (U.S.A.) Separate Account A

(Exact Name of Registrant)

John Hancock Life Insurance Company (U.S.A.)

(Name of Depositor)

200 Berkeley Street

Boston, MA 02116

(Complete address of depositor’s principal executive offices)

Depositor’s Telephone Number: 617-572-6000

MICHAEL A. RAMIREZ

John Hancock Life Insurance Company (U.S.A.)

U.S. INSURANCE LAW

197 CLARENDON ST.

BOSTON, MA 02116

(Name and complete address of agent for service)

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)

☐	on _________, pursuant to paragraph (b)

☒	60 days after filing pursuant to paragraph (a)(1)

☐	on ______ pursuant to paragraph (a)(1) of Rule 485 under the Securities Act.

If appropriate check the following box

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to the provisions of Rule 24f-2, Registrant has registered an indefinite amount of the securities under the Securities Act of 1933.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Separate Account A

Supplement Dated June 28, 2024, for the Prospectus and Initial Summary Prospectus dated April 29, 2024

Availability of Guaranteed Insurability Option Rider for New Policies

This Supplement is to inform you that the Guaranteed Insurability Option Rider will be available for new policies issued on or after June 3, 2024, through December 31, 2024, subject to availability. It is intended for distribution with prospectuses dated April 29, 2024, as supplemented, for variable universal life insurance policies issued by John Hancock Life Insurance Company (U.S.A.) (each a “Prospectus”). You should read this Supplement together with the Prospectus for your policy and retain both for future reference. This Supplement updates the Prospectuses and Initial Summary Prospectuses, as applicable, for the following policies:

Accumulation Survivorship Variable Universal Life 2020

Majestic Survivorship Variable Universal Life 2020

Except as modified by the supplement, all other terms of the Prospectus remain in effect and unchanged.

The list in the OVERVIEW OF THE POLICY - Policy Features—Supplementary benefit riders” is amended to add:

•	Guaranteed Insurability Option Rider

The table under OTHER BENEFITS AVAILABLE UNDER THE POLICY – Optional Benefits is amended to add the following:

Name of benefit	Purpose	Brief description of restrictions/limitations
Guaranteed Insurability Option Rider	Provides eligible owners the option to purchase an additional policy without evidence of insurability, subject to the terms and conditions of the rider, if certain Federal tax law changes occur.	This rider may only be exercised if the 2026 federal basic exclusion amount after applying the inflation adjustment, as defined by Internal Revenue Code §2010(c)(3), for individuals is less than or equal to $8,000,000. The additional policy must meet or exceed the minimum additional Face Amount up to the maximum additional Face Amount shown in the policy specifications for this rider. If the requisite tax changes occur, the option to purchase the additional policy will only be available during the option period shown in your policy specifications. You should seek the advice of your personal tax advisor before choosing whether to invoke this rider.

The disclosure under More About Certain Optional Benefits is amended to add the following:

•

Guaranteed Insurability Option Rider. Subject to our eligibility requirements and underwriting practices, the policy may be issued with this rider provides eligible owners with the option to purchase an additional policy without evidence of insurability subject to the terms and conditions of the rider if certain Federal tax law changes occur. If the 2026 federal basic exclusion amount after applying the inflation adjustment, as defined by Internal Revenue Code §2010(c)(3), for individuals is less than or equal to $8,000,000, you will have the option to purchase an additional policy. There is no charge for this rider.

The additional policy must be in an amount that meets or exceeds the minimum additional Face Amount up to the maximum additional Face Amount shown in the policy specifications for this rider. The additional policy will be the same joint last-to-die survivorship policy series as the policy to which the rider attaches. If such policy series is no longer available, the additional policy will be a similar policy series as determined by us. If one of the lives insured dies prior to the date the additional policy becomes In Force, we will offer a comparable single life policy as the additional policy.

Your written request to invoke this rider must be received during the option period specified in your policy specifications. Please see the rider for the complete terms and conditions.

This rider will terminate on the earliest of the date that the option period in which you must exercise the rider ends, the original policy terminates or is exchanged for a new policy, a Policy Split Option Rider is exercised, the rider is invoked, or you elect to discontinue the rider.

The TAXES - Tax Consequences of Electing Certain Supplementary Benefit Riders section in the Prospectus is amended to add:

Guaranteed Insurability Option Rider. The Guaranteed Insurability Option Rider is available only if the 2026 federal Basic Exclusion Amount (“BEA”) for individuals is less than or equal to $8,000,000. This rider is intended to address the present uncertainty in estate tax law. The current BEA amounts in effect under the Tax Cuts and Jobs Act (“TJCA”) are set to expire at the end of 2025. There is no guarantee that the BEA amounts currently in effect will be renewed or extended beyond 2025. You should seek the advice of your personal tax advisor before choosing whether to invoke this rider.

Prior to making any investment decisions, you should carefully review your product prospectus and all applicable supplements. In addition, you should review the prospectuses and applicable supplements for the underlying portfolios that we make available as investment options under the policies. The prospectuses describe the investment objectives, policies and restrictions of, and the risks relating to, investment in the portfolios. In the case of any of the portfolios that are operated as feeder funds, you should also review the prospectus for the corresponding master fund. If you need to obtain additional copies of any of these documents, please contact your representative, the website listed in your prospectus, or contact our Service Office at the address or telephone number on the back page of your product prospectus.

VLI ProdSupp VL [ ]

333-236446   333-236447

Prospectus

Included in Registrant’s Form N-6, File No. 333-236446, Accession No. 0001193125-24-102565, filed on April 19, 2024, and incorporated by reference herein.

Statement of Additional Information

Included in Registrant’s Form N-6, File No. 333-236446, Accession No. 0001193125-24-102565, filed on April 19, 2024, and incorporated by reference herein.

PART C

OTHER INFORMATION

Item 30. Exhibits

The following exhibits are filed as part of this Registration Statement:

(a) Resolution of Board of Directors establishing Separate Account A is incorporated by reference to post-effective amendment number 1, file number 333-157212, filed with the Commission on April 28, 2010.

(b) Not applicable.

(c) (1) Distribution Agreement and Servicing Agreement between John Hancock Distributors and John Hancock Life Insurance Company (U.S.A.) dated February 17, 2009, incorporated by reference to pre-effective amendment number 1, file number 333-157212, filed with the Commission on April  7, 2009.

(2)(a) Specimen General Agent and Broker-Dealer Selling Agreement by and among John Hancock Life Insurance Company (U.S.A.) and John Hancock Distributors LLC effective August, 2009, incorporated by reference to pre-effective amendment number 2, file number 333-157212, filed with the Commission on April  26, 2011.

(b) List of third party broker-dealer firms included as Attachment A, incorporated by reference to post-effective amendment number 3, file number 333-236446, filed with the Commission on April 21, 2023.

(d)(1) Form of Specimen Flexible Premium Variable Life Insurance policy, incorporated by reference to Pre-Effective Amendment No. 1, file number 333-236446, filed with the Commission on June 5, 2020.

(2) Specimen Return of Premium Rider, incorporated by reference to Pre-Effective Amendment No. 1, file number 333-236446, filed with the Commission on June 5, 2020.

(3) Specimen Cash Value Enhancement Rider, incorporated by reference to Pre-Effective Amendment No. 1, file number 333-236446, filed with the Commission on June 5, 2020.

(4) Specimen Overloan Protection Rider, incorporated by reference to Pre-Effective Amendment No. 1, file number 333-236446, filed with the Commission on June 5, 2020.

(5) Specimen Healthy Engagement Rider, incorporated by reference to Pre-Effective Amendment No. 1, file number 333-236446, filed with the Commission on June 5, 2020.

(6) Specimen Healthy Engagement Core Rider, incorporated by reference to Pre-Effective Amendment No. 1, file number 333-236446, filed with the Commission on June 5, 2020.

(7) Specimen Four Year Term Rider, incorporated by reference to Pre-Effective Amendment No. 1, file number 333-236446, filed with the Commission on June 5, 2020.

(8) Specimen Policy Split Option Rider, incorporated by reference to Pre-Effective Amendment No. 1, file number 333-236446, filed with the Commission on June 5, 2020.

(9) Form of Policy Specifications for Barclays Global MA Classic Indexed Account, incorporated by reference to Post-Effective Amendment No. 4, File No. 333-236446, filed with the Commission on August 31, 2023.

(10) Specimen GIO Rider, filed herewith.

(e) Specimen policy application, incorporated by reference to Pre-Effective Amendment No. 1, file number 333-236446, filed with the Commission on June 5, 2020.

(f)  (1) Restated Articles of Redomestication of the John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.)) dated December  30, 1992, incorporated by reference to post-effective amendment number 9, file number 333-85284, filed with the Commission on April 30, 2007.

(a) Amendment to the Articles of Redomestication of John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.)) dated July 16, 2004, incorporated by reference to pre-effective amendment number 1, file number 333-126668, filed with the Commission on October  12, 2005.

(b) Amendment to the Articles of Redomestication effective January 1, 2005, incorporated by reference to post-effective amendment number 9, file number 333-85284, filed with the Commission on April 30, 2007.

(c) Amended and Restated Articles of Redomestication and Articles of Incorporation of John Hancock Life Insurance Company (U.S.A.) dated July 26, 2010, and further amended as of November 20, 2012, incorporated by reference to post-effective amendment number 1, file number 333-179570, filed with the Commission on April 24, 2013.

(2) By-laws of John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.)) dated December  2, 1992, incorporated by reference to pre-effective amendment number 1, file number 333-126668, filed with the Commission on October 12, 2005.

(a) Amendment to the By-laws of John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.)) dated June 7, 2000, incorporated by reference to pre-effective amendment number 1, file number 333-126668, filed with the Commission on October  12, 2005.

(b) Amendment to the By-laws of John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.)) dated March  12, 1999, incorporated by reference to pre-effective amendment number 1, file number 333-126668, filed with the Commission on October 12, 2005.

(c) Amendment to the By-laws of John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.)) dated July 16, 2004, incorporated by reference to post-effective amendment number 9, file number 333-85284, filed with the Commission on April  30, 2007.

(d) Amended and Restated By-laws of John Hancock Life Insurance Company (U.S.A.) dated October  23, 2012, incorporated by reference to post-effective amendment number 1, file number 333-179570, filed with the Commission on April 24, 2013.

(g)  (1) Reinsurance Agreement between John Hancock Life Insurance Company (U.S.A.) and Hanover Life Reassurance Company of America, incorporated by reference to post-effective amendment number 5, file number 333-179570, filed with the Commission on December  6, 2013.

(2) Reinsurance Agreement between John Hancock Life Insurance Company (U.S.A.) and Generali USA Life Reassurance Company of America, incorporated by reference to post-effective amendment number 5, file number 333-179570, filed with the Commission on December  6, 2013.

(3) Reinsurance Agreement between John Hancock Life Insurance Company (U.S.A.) and RGA Reinsurance Company, incorporated by reference to post-effective amendment number 5, file number 333-179570, filed with the Commission on December 6, 2013.

(4) Reinsurance Agreement between John Hancock Life Insurance Company (U.S.A.) and Aurigen Reinsurance Company of America, incorporated by reference to post-effective amendment number 9, file number 333-179570, filed with the Commission on October 21, 2016.

(5) Reinsurance Agreement between John Hancock Life Insurance Company (U.S.A.) and Hanover Life Reassurance Company of America, incorporated by reference to post-effective amendment number 9, file number 333-179570, filed with the Commission on October 21, 2016.

(6) Reinsurance Agreement between John Hancock Life Insurance Company (U.S.A.) and RGA Reinsurance Company, incorporated by reference to post-effective amendment number 9, file number 333-179570, filed with the Commission on October 21, 2016.

(h)  (1) Participation Agreement among the Manufacturers Insurance Company (U.S.A.), the Manufacturers Insurance Company of New York, PIMCO Variable Insurance Trust and PIMCO Advisors Distributors LLC dated April  30, 2004, incorporated by reference to pre-effective amendment number 1, file number 333-126668, filed with the Commission on October 12, 2005.

(2) Participation Agreement among John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, and John Hancock Trust dated April 20, 2005, incorporated by reference to pre-effective amendment number 1, file number 333-126668, filed with the Commission on October  12, 2005.

(3) Participation Agreement among John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, and M Financial Investment Advisers, Inc. dated November 13, 2009, incorporated by reference to file number 333-164150, filed with the Commission on January  4, 2010.

(4) Shareholder Information Agreement between John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance, and John Hancock Trust portfolios (except American Funds Insurance Series) dated April 16, 2007, incorporated by reference to post-effective amendment number 9, file number 333-85284, filed with the Commission in April, 2007.

(5) Shareholder Information Agreement between John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance, and John Hancock Trust on behalf of series of the Trust that are feeder funds of the American Funds Insurance Series dated April 16, 2007, incorporated by reference to post-effective amendment number 9, file number 333-85284, filed with the Commission in April, 2007.

(h)(6) Participation Agreement between Northern Lights Variable Trust and John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York, incorporated by reference to post-effective amendment number 1, file number 333-236446, filed with the Commission on April 23, 2021.

(i)  (1) Service agreement between Manulife Financial Corporation and the Manufacturers Life Insurance Company (U.S.A.), dated January  1, 2001, incorporated by reference to post-effective amendment number 6, file number 333-179570, filed with the Commission April 28, 2014.

(j) Not applicable.

(k) Opinion and consent of counsel for John Hancock Life Insurance Company (U.S.A.), incorporated by reference to Pre- Effective Amendment No. 1, file number 333-236446, filed with the Commission on June 5, 2020.

(l) Not Applicable.

(m) Not Applicable.

(n) Consent of Independent Registered Public Accounting Firm, included in Registrant’s Form N-6, File No. 333-236446, Accession No. 0001193125-24-102565, filed on April 19, 2024, and incorporated herein by reference.

(n)(1) Opinion of Counsel as to the eligibility of post-effective amendment to be filed pursuant to Rule 485(b), included in Registrant’s Form N-6, File No. 333-236446, Accession No. 0001193125-24-102565, filed on April 19, 2024, and incorporated herein by reference.

(o) Not Applicable.

(p) Not Applicable.

(q) Memorandum Regarding Issuance, Face Amount Increase, Redemption and Transfer Procedures for the Policies. Incorporated by reference to pre-effective amendment no. 1, file number 333-100597, filed December 17, 2002.

(r) Form of Initial Summary Prospectus, included in Registrant’s Form N-6, File No. 333-236446, Accession No. 0001193125-24-102565, filed on April 19, 2024, and incorporated herein by reference.

Powers of Attorney

(i) Powers of Attorney for Emanuel Alves, Paul M. Connolly, Nora Newton Crouch, Thomas Edward Hampton, J. Stephanie Nam, Ken Ross, Rex Schlaybaugh, Jr., Colin Simpson, Brooks Tingle, Simonetta Vendittelli, Shamus Weiland, and Henry H. Wong, incorporated by reference to Post-Effective Amendment No. 3, File No. 333-254210, filed with the Commission on April 21, 2023.

(ii) Power of Attorney for Simonetta Vendittelli, incorporated by reference to Post-Effective Amendment No. 4, File No. 333-254210, filed with the Commission on August 31, 2023.

Item 31. Directors and Officers of the Depositor

OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.):

Name and Principal Business Address	Position with Depositor
Brooks Tingle
200 Berkeley Street
Boston, MA 02116	Chair, Director, President & Chief Executive Officer

Nora Newton Crouch
804 Pepper Avenue
Richmond, VA 23226	Director

Thomas Edward Hampton
5207 2nd Street NW
Washington, DC 20011	Director

J. Stephanie Nam
129 State Street
Portsmouth, NH 03801	Director

Ken Ross
200 Berkeley St.
Boston, MA 02116	Director, Vice President

Shamus Weiland
200 Bloor Street
E. Toronto, ON M4W 1E5	Director

Name and Principal Business Address	Position with Depositor
Henry H. Wong
200 Berkeley Street
Boston, MA 02116	Director, Vice President

Executive Vice Presidents
Andrew G. Arnott**	Global Head of Retail, GWAM
Christopher Paul Conkey**	Global Head of Public Markets
Scott S. Hartz**	Chief Investment Officer – U.S. Investments

Senior Vice Presidents
John Addeo**	Global Fixed Income Chief Investment Officer
John C.S. Anderson**	Global Head of Corporate Finance
Kevin J. Cloherty**	Deputy General Counsel, Global Markets
Mike Dallas**	Global Head of Employee Experience
Aimee DeCamillo*	Global Head of Retirement
Peter DeFrancesco*	Head of Digital – Direct to Consumer
Michael F Dommermuth***	Head of Wealth & Asset Management
Kristie Feinberg*	Head of MIM US and Europe
Maryscott Greenwood**	Global Head of Regulatory & Public Affairs
Len van Greuning*	Chief Information Officer MIM
Anne Hammer*	Global Chief Communications Officer
John B Maynard**	Deputy General Counsel, Legacy, Reinsurance & Tax
Steven E. Medina**	Global Equity Chief Investment Officer
Joelle Metzman**	GWAM Chief Risk Officer
Sinead O’Connor*	Head of Actuarial Policy
Wayne Park*	Head of US Retirement
Gerald Peterson**	Global Head of Operations, GWAM
Nicole Rafferty***	Global Head of Contact Centers
Susan Roberts*	Head of LTC Customer Care Transformation
Ian Roke**	Global Head of Asset & Liability Management
Thomas Samoluk**	US General Counsel and US Government Relations
Anthony Teta*	US Head of Inforce Management
Nathan Thooft**	Global MAST Chief Investment Officer
Anne Valentine-Andrews***	Global Head of Private Markets
Blake Witherington**	US Chief Credit Officer

Vice Presidents
Lynda Abend*
Mark Akerson*
Kenneth D’Amato**
Jay Aronowitz**
Kevin Askew**
William Auger*
Jack Barry*
P.J. Beltramini*
Zahir Bhanji***
Jon Bourgault**
Paul Boyne**
Ian B. Brodie**
Ted Bruntrager*	CCO & Chief Risk Officer
Grant Buchanan***
Ginger Burns**
Brendan Campbell*
Yan Rong Cao*
Rick A. Carlson**
Patricia Rosch Carrington**
Alex Catterick****
Ken K. Cha*
Diana Chan***	Head of Treasury Operations

Name and Principal Business Address	Position with Depositor
Christopher M. Chapman**
Sheila Chernicki*
Teresa H. Chuang**
Eileen Cloherty*
Maggie Coleman***
Catherine Z. Collins**
Meredith Comtois*
Thomas D. Crohan**
Susan Curry**
Kenneth Dai***	Treasury
Michelle M. Dauphinais*
Frederick D Deminico**
Susan P Dikramanjian**
William D Droege**
Jeffrey Duckworth**
Marc Feliciano**
Katie M. Firth**
Carolyn Flanagan**
Lauren Marx Fleming**
Philip J. Fontana**
Laura Foster***
Matthew Gabriel*
Paul Gallagher**
Melissa Gamble**
Scott B. Garfield**
Marco Giacomelli***
Jeffrey N. Given**
Thomas C. Goggins**
Dara Gough*
Howard C. Greene**
Erik Gustafson**
Neal Halder*
Jeffrey Hammer***
Lindsay L. Hanson*
Richard Harris***	Appointed Actuary
Jessica Harrison***
John Hatch*	Chief Operations Officer – US Segment
Justin Helferich***
Michael Hession*
Philip Huvos*
Sesh Iyengar**
Tasneem Kanji**
Geoffrey Grant Kelley**
Recep C. Kendircioglu**
Neal P. Kerins*
Michael P King***
Heidi Knapp**
Hung Ko***
Robert Krempus***
Diane R. Landers**
Michael Landolfi**
Tracy Lannigan**	Corporate Secretary
Jessica Lee***
Scott Lively**
David Loh***
Jeffrey H. Long**
Jennifer Lundmark*
Edward P. Macdonald**

Name and Principal Business Address	Position with Depositor
Patrick MacDonnell**
Shawn McCarthy**
Andrew J. McFetridge**
Jonathan McGee**
Katie L. McKay**
Eric S. Menzer**
Stella Mink***
Michelle Morey*
Scott Morin*
Catherine Murphy*	Deputy Appointed Actuary
Richard Myrus**
Lisa Natalicchio*
Jeffrey H. Nataupsky**
Scott Navin**
Jeffrey Packard**
Pragya Pandit*
Onay Payne***
Gary M. Pelletier**
David Pemstein**
Jessica Portelance***
Jason M. Pratt**
Ed Rapp**
Todd Renneker**
Chet Ritchie*
Charles A. Rizzo**
Emily Roland**
Josephine M. Rollka*
Barbara H. Rosen-Campbell**
Caryn Rothman**
Devon Russell*
Paul Sanabria**
Emory W. Sanders*
Jeffrey R. Santerre**
Marcia Schow**
Christopher L. Sechler**
Garima Vijay Sharma***
Estelle Shaw-Latimer***
Thomas Shea**
Lisa Shepard**
Alex Silva*	CFO - US Insurance
Susan Simi**
Darren Smith**
Jayanthi Srinivasan***
Brittany Straughn*
Katherine Sullivan**
Trevor Swanberg**
Robert E. Sykes, Jr.**
Wilfred Talbot*
Gary Tankersley*	Head of US Retirement Distribution
Michelle Taylor-Jones*
Brian E. Torrisi**
Simonetta Vendittelli*	Chief Financial Officer and Controller
Gina Goldych Walters**
Adam Weigold**
Jonathan T. White**
Bryan Wilhelm*
Karin Wilsey**
Adam Wise**

Name and Principal Business Address	Position with Depositor
Jeffrey Wolfe** Thomas Zakian** Michael Zargaj*

*	Principal Business Office is 200 Berkeley Street, Boston, MA 02116
**	Principal Business Office is 197 Clarendon Street, Boston, MA 02116
***	Principal Business Office is 200 Bloor Street, Toronto, Canada M4W1E5
****	Principal Business Office is 250 Bloor Street, Toronto, Canada M4W1E5

Item 32. Persons Controlled by or Under Common Control with the Depositor or the Registrant

The Registrant is a separate account of the Depositor operating as a unit investment trust. The Registrant supports benefits payable under the Depositor’s variable life insurance policies by investing assets allocated to various investment options in shares of John Hancock Variable Insurance Trust (formerly, John Hancock Trust) and other mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies of the “series” type.

As of the effective date of the registration statement, the Company and its affiliates are controlled by Manulife Financial Corporation.

MANULIFE FINANCIAL CORPORATION
PRINCIPAL SUBSIDIARIES - December 31, 2023

For External Use

Manulife Financial Corporation (Canada)
The Manufacturers Life Insurance Company (Canada)
Manulife Bank of Canada (Canada)
First North American Insurance Company (Canada)
Manulife Investment Management Holdings (Canada) Inc. (Canada)
Manulife Investment Management Limited (Canada)
EIS Services (Bermuda) Limited (Bermuda)
Manulife Investment Management (North America) Limited (Canada)
Manulife Investment Management (Europe) Limited (England)
Berkshire Insurance Services Inc. (Ontario)
JH Investments (Delaware) LLC (Delaware)
Manulife Securities Investment Services Inc. (Canada)
Manulife Securities Incorporated (Ontario)
Manulife Assurance Company of Canada (Canada)
Manulife Holdings (Bermuda) Limited (Bermuda)
Manulife Financial Asia Limited (Hong Kong)
Manufacturers P&C Limited (Barbados)
95%
PT Asuransi Jiwa Manulife Indonesia [1] (Indonesia)
PT Manulife Aset Manajemen Indonesia (Indonesia)
Manulife Myanmar Life Insurance Company Limited (Myanmar)
The Manufacturers Life Insurance Co. (Phils.), Inc. (Philippines)
60%
Manulife Chinabank Life Assurance Corporation (Philippines)
61.64%
Manulife Investment Management (M) Berhad (Malaysia)
Manulife International Holdings Limited (Bermuda)
Manulife (International) Limited (Bermuda)
51%
Manulife-Sinochem Life Insurance Co. Ltd. (China)
Manulife Holdings Berhad (Malaysia)
Manulife Insurance Berhad (Malaysia)
Manulife Life Insurance Company (Japan)
Manulife Investment Management (Japan) Limited (Japan)
Manulife Investment Management International Holdings Limited (Barbados)
Manulife Investment Management (Hong Kong) Limited (Hong Kong)
49%
Manulife TEDA Fund Management Co., Ltd. (China)
51%
Manulife Investment Management (Taiwan) Co., Ltd. (Taiwan)
Manufacturers Life Reinsurance Limited (Barbados)
Manulife (Singapore) Pte. Ltd. (Singapore)
Manulife Investment Management (Singapore) Pte. Ltd. (Singapore)
Manulife (Vietnam) Limited (Vietnam)
Manulife Investment Fund Management (Vietnam) Company Limited (Vietnam)
Manulife (Cambodia) PLC (Cambodia)
Manulife Holdings (Alberta) Limited (Alberta)
John Hancock Financial Corporation (Delaware)
The Manufacturers Investment Corporation (Michigan)
John Hancock Life Insurance Company (U.S.A.) (Michigan)
John Hancock Life & Health Insurance Company (Massachusetts)
John Hancock Distributors LLC (Delaware)
John Hancock Life Insurance Company of New York (New York)
40%
John Hancock Variable Trust Advisers LLC (Delaware)
60%
John Hancock Subsidiaries LLC (Delaware)
John Hancock Financial Network, Inc. (Massachusetts)
Manulife Investment Management Timberland and Agriculture Inc (Delaware)
Manulife Investment Management (US) LLC (Delaware)
99.9%
John Hancock Investment Management LLC [2] (Delaware)
John Hancock Investment Management Distributors LLC (Delaware)
John Hancock Insurance Agency, Inc. (Delaware)
John Hancock Reassurance Company Ltd. (Michigan)
Manulife Reinsurance Limited (Bermuda)
Manulife Reinsurance (Bermuda) Limited (Bermuda)
Indirect Control
Direct Control

[1] The remaining 5% equity of PT Asuransi Jiwa Manulife Indonesia is indirectly held by Manulife Financial Asia Limited

[2] The remaining 0.1% equity of John Hancock Investment Management LLC is indirectly held by The Manufacturers Investment Corporation

The reported jurisdiction represents the jurisdiction of incorporation

This chart displays voting interest. All entities are 100% controlled unless otherwise indicated.

MANULIFE FINANCIAL CORPORATION PRINCIPAL SUBSIDIARIES - December 31, 2023

Item 33. Indemnification

The Form of Selling Agreement or Service Agreement between John Hancock Distributors LLC (“JH Distributors”) and various broker-dealers may provide that the selling broker-dealer indemnify and hold harmless JH Distributors and the Company, including their affiliates, officers, directors, employees and agents against losses, claims, liabilities or expenses (including reasonable attorney’s fees), arising out of or based upon a breach of the Selling or Service Agreement, or any applicable law or regulation or any applicable rule of any self-regulatory organization or similar provision consistent with industry practice.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 34. Principal Underwriters

(a) Set forth below is information concerning other investment companies for which JH Distributors, the principal underwriter of the contracts, acts as investment adviser or principal underwriter.

Name of Investment Company	Capacity in Which Acting
John Hancock Variable Life Account S	Principal Underwriter
John Hancock Variable Life Account U	Principal Underwriter
John Hancock Variable Life Account V	Principal Underwriter
John Hancock Variable Life Account UV	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account R	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account T	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account W	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account X	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account Q	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account A	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account N	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account H	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account I	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account J	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account K	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account L	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account M	Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account B	Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account A	Principal Underwriter

(b) John Hancock Life Insurance Company (U.S.A.) is the sole member of JH Distributors and the following comprise the Board of Managers and Officers of JH Distributors.

Name	Title
Rick Carlson**	Vice President, US Taxation
Jeffrey H. Long**	Vice President, Chief Financial Officer and Financial Operations Principal
Edward P. Macdonald**	Vice President, General Counsel
Gary Tankersley*	Director, Chair, President and Chief Executive Officer
Alex Silva*	Director
Christopher Walker***	Director, Vice President, Investments
Tracy Lannigan**	Vice President, Corporate Secretary

*	Principal Business Office is 200 Berkeley Street, Boston, MA 02116
**	Principal Business Office is 197 Clarendon Street, Boston, MA 02116
***	Principal Business Office is 200 Bloor Street, Toronto, Canada M4W1E5

(c) John Hancock Distributors LLC

Compensation received, directly or indirectly, from the Registrant by John Hancock Distributors LLC, the sole principal underwriter of the contracts funded by the Separate Account during the last fiscal year:

(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Events Occasioning the Deduction of a Deferred Sales Load	Brokerage Commissions	Other Compensation
John Hancock Distributors LLC	$0	$0	$0	$0

Item 35. Location of Accounts and Records

The information required by this item is included in the most recent Form N-CEN filed with the SEC by the Separate Account.

Item 36. Management Services

All management services contracts are discussed in Part A or Part B.

Item 37. Fee Representation

Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940.

John Hancock Life Insurance Company (U.S.A.) hereby represents that the fees and charges deducted under the policies issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this post-effective amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, Commonwealth of Massachusetts, on this 29th day of April, 2024.

John Hancock Life Insurance Company (U.S.A.) Separate Account A

(Registrant)

By: JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

By:	*
Brooks Tingle Principal Executive Officer

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(Depositor)

By:	*
Brooks Tingle Principal Executive Officer

/s/ Michael A. Ramirez
Michael A. Ramirez, as Attorney-In-Fact

*	Pursuant to Power of Attorney

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the registration statement has been signed by the following persons in the capacities indicated as of the 29th day of April, 2024.

Signatures	Title
*	Vice President, Controller and Chief Financial Officer
Simonetta Vendittelli

*	Chair, Director, President and Chief Executive Officer
Brooks Tingle

*	Director
Nora N. Crouch

*	Director
Thomas Edward Hampton

*	Director
J. Stephanie Nam

*	Director
Ken Ross

*	Director
Shamus Weiland

*	Director
Henry H. Wong

/s/ Michael A. Ramirez
Michael A. Ramirez, as Attorney-In-Fact

*	Pursuant to Power of Attorney